Victory Pioneer CAT Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Victory Pioneer CAT Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	10.82%	15.36%